UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

ITEM 1. REPORT TO SHAREHOLDERS

AllianzGI Money Market Fund

Annual Report

December 31, 2013

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2-3	President’s Letter
4-5	Important Information
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10-11	Financial Highlights
12-17	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Shareholder Meeting Results/Changes to Board of Trustees
20-24	Matters Relating to the Trustees’ Consideration of the Investment Advisory Agreement
25-26	Privacy Policy
27-29	Trustees
30	Fund Officers
32-61	State Street Money Market Portfolio Annual Report

     President’s Letter

Brian S. Shlissel

President

Dear Shareholder:

Despite rising Treasury yields, money market related yields remained extremely low during the fiscal 12-month reporting period ended December 31, 2013.

12 Months in Review

For the 12-month reporting period ended December 31, 2013, the US Treasury market, as measured by the Barclays US Treasury Index, declined 1.34% and the Barclays Fixed Rate MBS Index, which measures the performance of investment grade fixed-rate mortgage backed securities, fell 1.45%. The Barclays US Aggregate Index, a broad measure of government and corporate bond performance, dropped 2.02% and the Barclays US Credit Index, a measure of corporate bond performance, declined 2.03%.

During the reporting period, economic growth in the US accelerated. Looking back, gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, grew at an annual pace of 0.1% during the fourth quarter 2012, as private inventory investment and federal government spending contracted. Annual GDP growth rose to 1.1% and 2.5% during the first and second quarters of 2013, respectively. The US Commerce Department reported that GDP growth for the third quarter of 2013 registered 4.1%, the largest rate of growth since the fourth quarter of 2011. This improvement was partially due to an increase in private inventory investment and decelerating imports. Unemployment declined during the reporting period, although this was partially triggered by the reduction in the labor participation rate.

The Federal Reserve (the “Fed”) maintained an accommodative monetary policy during the reporting period. However, at its meeting in December 2013, the Fed announced that it would begin tapering the monthly asset purchase program in January 2014. As expected, the Fed tapered its monthly asset purchases in January from $85 billion to $75 billion. The Fed also reiterated that tapering did not signify that it would raise interest rates any time soon, indicating, “it likely will be appropriate to maintain the current target range for the federal funds rate well past the time that the unemployment rate declines below 6.5%.” Regardless, US Treasury bond interest rates moved sharply higher during the 12-month fiscal period, with the yield on the benchmark 10-year US Treasury bond rising from 1.78% to 3.04%, the highest level since July 2011.

2	Annual Report	| December 31, 2013

Despite rising Treasury yields, coupon rates on money market securities, such as certificates of deposit commercial paper and repurchase agreements, remained very low.

Outlook

Looking at the global economy, the US was highly resilient and appeared to overcome the headwinds associated with higher taxes, the sequestration, a partial federal government shutdown and rising

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interest rates. Despite the Fed’s recent tapering, we expect the central bank will maintain an easy monetary stance for some time. While Fed tapering could lead to periods of volatility, policy makers have made it clear they do not intend to raise short term rates for an extended period. That being said, concerns of higher mortgage rates impacting the housing market, ongoing geopolitical issues, and continued dysfunction in Washington DC will likely contribute to market volatility.

On behalf of Allianz Global Investors, thank you for investing with us. We encourage you to consult with your financial advisor and to visit our website, us.allianzgi.com, for additional information.

We remain dedicated to serving your investment needs.

Sincerely,

Brian S. Shlissel
President

December 31, 2013 |	Annual Report	3

Important Information

AllianzGI Money Market Fund

(unaudited)

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Shareholders of the Fund incur two types of costs: (1) transaction costs; and (2) ongoing costs, including administration fees; distribution and/or service (12b-1) fees and other Fund expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on $1,000.00 invested at the beginning and held for the entire period July 1, 2013 through December 31, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Proxy Voting

The Fund has filed with the Securities and Exchange Commission its proxy voting records for the period from the Fund’s inception through June 30, 2013 on Form N-PX, which must be filed each year by August 31. The Fund did not hold any votable positions during the reporting period. The Fund’s proxy voting records and proxy voting policies and procedures are available without charge, upon request, by calling 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Institutional II Class) and on the Allianz Global Investors website at us.allianzgi.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for the first and third quarters of the fiscal year; such filings are available on the SEC’s Web site at www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be provided without charge, upon request, by calling the Fund at 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Institutional II Class). In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	Annual Report	| December 31, 2013

Shareholder Expense Example	Actual Performance
	Class A	Class C	Institutional II Class
Beginning Account Value (7/1/13)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/13)	$1,000.00	$1,000.00	$1,000.20
Expenses Paid During Period	$0.96	$0.96	$0.81

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Institutional II Class
Beginning Account Value (7/1/13)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/13)	$1,024.25	$1,024.25	$1,024.40
Expenses Paid During Period	$0.97	$0.97	$0.82

For each class of the Fund, expenses (net of fee waiver and reimbursement, if any) are equal to the annualized expense ratio for the class (0.19% for Class A, 0.19% for Class C and 0.16% for Institutional II Class), multiplied by the average account value over the period, multiplied by 184/365. The expense ratios include the Fund’s proportionate share of expenses of the State Street Money Market Portfolio.

Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019, us.allianzgi.com, 1-800-988-8380 (retail classes: A and C) or 1-800-498-5413 (Institutional II class).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

December 31, 2013	| Annual Report	5

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6	Annual Report	| December 31, 2013

Statement of Assets and Liabilities

AllianzGI Money Market Fund

December 31, 2013

Assets:
Investment in Master Portfolio, at value and cost	$57,790,983
Receivable for Fund shares sold	85,545
Receivable from Investment Manager	42,285
Investments in Affiliated Funds—Trustee Deferred Compensation Plan (see Note 4)	4,058
Prepaid expenses	10,856
Total Assets	57,933,727

Liabilities:
Trustees Deferred Compensation Plan payable (see Note 4)	4,058
Dividends payable	1,133
Payable for Fund shares redeemed	786
Servicing fees payable	641
Accrued expenses and other liabilities	50,453
Total Liabilities	57,071
Net Assets	$57,876,656

Net Assets Consist of:
Paid-in-capital	$57,880,452
Dividends in excess of net investment income	(3,796)
Net Assets	$57,876,656

Net Assets:
Class A	$4,490,638
Class C	3,379,390
Institutional II Class	50,006,628

Shares Issued and Outstanding:
Class A	4,490,940
Class C	3,379,618
Institutional II Class	50,010,021

Net Asset Value and Redemption Price Per Share:
Class A	$1.00
Class C	1.00
Institutional II Class	1.00

See accompanying Notes to Financial Statements	| December 31, 2013 |	Annual Report	7

Statement of Operations

AllianzGI Money Market Fund

Year ended December 31, 2013

Net Investment Income Allocated from Master Portfolio:
Interest income allocated from Master Portfolio	$126,405
Expenses allocated from Master Portfolio	(37,443)
Net investment income from Master Portfolio	88,962

Expenses:
Administration	29,217
Servicing - Class A	4,841
Servicing - Class C	3,584
Sub-transfer agent - Class A	1,698
Sub-transfer agent - Class C	1,275
Legal	82,377
Registration	41,057
Accounting agent	36,237
Insurance	24,980
Audit and tax services	20,000
Transfer agent	19,664
Shareholder communications	18,280
Offering	17,902
Sub-administration	17,530
Trustees	4,274
Miscellaneous	698
Total Expenses	323,614
Less: Fee Waiver/Reimbursement from Investment Manager	(263,018)
Net Expenses	60,596
Net Investment Income	28,366
Net Realized Gain on Investments Allocated from Master Portfolio	322
Net Increase in Net Assets Resulting from Investment Operations	$28,688

8	Annual Report	| December 31, 2013 |	See accompanying Notes to Financial Statements

Statement of Changes in Net Assets

AllianzGI Money Market Fund

	Year ended December 31, 2013	Period from February 17, 2012** through December 31, 2012
Increase (Decrease) in Net Assets from:

Investment Operations:
Net investment income	$28,366	$70,951
Net realized gain	322	484
Net increase in net assets resulting from investment operations	28,688	71,435

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(116)	(917)
Class C	(79)	(633)
Institutional II Class	(32,094)	(69,401)
Net realized capital gains:
Class A	(66)	–
Class C	(45)	–
Institutional II Class	(695)	–
Total dividends and distributions to shareholders	(33,095)	(70,951)

Fund Share Transactions:
Net proceeds from the sale of shares	11,054,128	63,768,299
Issued in reinvestment of dividends and distributions	282	1,451
Cost of shares redeemed	(12,567,020)	(4,406,561)
Net increase (decrease) from Fund share transactions	(1,512,610)	59,363,189
Total increase (decrease) in net assets	(1,517,017)	59,363,673

Net Assets:
Beginning of period	59,393,673	30,000
End of period*	$57,876,656	$59,393,673
*Including undistributed (dividends in excess of) net investment income of:	$(3,796)	$127

**	Commencement of operations.

See accompanying Notes to Financial Statements	| December 31, 2013 |	Annual Report	9

Financial Highlights

AllianzGI Money Market Fund

For a share of beneficial interest outstanding for the period ended(a):

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gain		Total from Investment Operations		Dividends from Net Investment Income

Class A
12/31/2013	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(d)
2/17/2012* - 12/31/2012	1.00	—	(c)	—	(c)	—	(c)	—	(d)

Class C
12/31/2013	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(d)
2/17/2012* - 12/31/2012	1.00	—	(c)	—	(c)	—	(c)	—	(d)

Institutional II Class
12/31/2013	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(d)
2/17/2012* - 12/31/2012	1.00	—	(c)	—	(c)	—	(c)	—	(d)

*	Commencement of operations.

(a)	Per share amounts and percentages include the Fund’s proportionate share of income, expenses and net realized gains of the Master Portfolio.

(b)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of any fee waivers and reimbursements. Total return for a period of less than one year is not annualized.

(c)	Less than $0.01 per share.

(d)	Less than $(0.01) per share.

(e)	Less than 0.01%.

(f)	Annualized.

10	Annual Report	| December 31, 2013 |	See accompanying Notes to Financial Statements

Distributions from Net Realized Capital Gains	Total Dividends and Distributions		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets

$ —(d)	$—	(d)	$1.00	—	%(e)	$4,491	0.21%		0.73%		—	%(e)
—	—	(d)	1.00	0.06		5,494	0.26	(f)	0.96	(f)	0.06	(f)

$—(d)	$—	(d)	$1.00	—	%(e)	$3,379	0.21%		0.73%		—	%(e)
—	—	(d)	1.00	0.06		3,890	0.26	(f)	0.96	(f)	0.06	(f)

$—(d)	$—	(d)	$1.00	0.07%		$50,007	0.16%		0.60%		0.06%
—	—	(d)	1.00	0.14		50,010	0.16	(f)	0.83	(f)	0.16	(f)

See accompanying Notes to Financial Statements	| December 31, 2013 |	Annual Report	11

Notes to Financial Statements

AllianzGI Money Market Fund

December 31, 2013

1. Organization and Significant Accounting Policies

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company organized as a Massachusetts business trust. As of December 31, 2013, the Trust consisted of twenty separate investment funds. These financial statements pertain to the AllianzGI Money Market Fund (the “Fund”), formerly known as Allianz Global Investors Money Market Fund. Allianz Global Investors Fund Management LLC (the “Investment Manager” or “AGIFM”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund currently offers Class A, Class C and Institutional II Class shares. The Fund commenced operations on February 17, 2012 when it sold and issued 10,000 shares of beneficial interest of each share class at a net asset value (“NAV”) of $1.00 per share to AAM. On March 1, 2013, AAM transferred all shares of beneficial interest held in the Fund to Allianz Fund Investments, Inc., an indirect wholly-owned subsidiary of Allianz SE.

The Fund invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The investment objective and policies of the Master Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At December 31, 2013, the Fund owned less than 1% of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV, by investing in U.S. dollar-denominated money market securities. There can be no assurance that the Fund will meet its stated objective.

The preparation of the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

The Fund records its investment in the Master Portfolio at fair value. The valuation policies of the Master Portfolio are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The Master Portfolio adopted provisions surrounding fair value measurements and

12	Annual Report	| December 31, 2013

Notes to Financial Statements

AllianzGI Money Market Fund

December 31, 2013

1. Organization and Significant Accounting Policies (continued)

disclosures that define fair value, establish a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) and expand disclosures relating to fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards, with the intent of increasing consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Master Portfolio, at December 31, 2013, in valuing the Master Portfolio’s assets carried at fair value are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The NAV of each class of the Fund’s shares is normally determined at 5:00 p.m. Eastern time on each day the New York Stock Exchange (“NYSE”) is open for business.

If the Master Portfolio closes earlier than its normal closing time on a day when the NYSE remains open, the Trust will continue to calculate NAVs and process orders on behalf of the Fund as if the Master Portfolio were still open; however, dividends may not begin to accrue with respect to shares of the Fund purchased prior to the Fund’s cut off time but after the Master Portfolio has closed until the next business day on which the Fund and the Master Portfolio are open.

(b) Investment Transactions, Investment Income and Expenses

The Fund records daily its pro rata share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. In accordance with provisions set forth under U.S. GAAP, the Investment Manager has reviewed the Fund’s tax positions for all open tax years. As of December 31, 2013, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax provisions it has taken. The Fund’s federal income tax returns since inception remain subject to examination by the Internal Revenue Service.

(d) Dividends and Distributions

The Fund declares dividends to shareholders from net investment income daily that are payable monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

December 31, 2013	| Annual Report	13

Notes to Financial Statements

AllianzGI Money Market Fund

December 31, 2013

1. Organization and Significant Accounting Policies (continued)

(e) Multi-Class Operations

Each class offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, include servicing and sub-transfer agent fees.

2. Principal Risks

The Fund is exposed to certain risks through its investment in the Master Portfolio. In the normal course of business, the Master Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund is also exposed to other risks such as, but not limited to, master-feeder structure, interest rate and credit risks.

In a master-feeder structure, the Fund’s performance may suffer as a result of large-scale redemptions by other feeder funds, if any, or other investors of their shares in the Master Portfolio. Also, other feeder funds, if any, or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund’s interest, and could have effective voting control over the operation of the Master Portfolio. The Fund’s ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio’s continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

During periods of rising interest rates, the Master Portfolio’s yield generally is lower than prevailing market rates causing the value of the Master Portfolio to fall. In periods of falling interest rates, the Master Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Master Portfolio to rise. Typically, the more distant the expected cash flow that the Master Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If the Master Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Master Portfolio receives from those securities also will fall.

The Fund is exposed to credit risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Master Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by the Master Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Master Portfolio, may default on its payment or repurchase obligation, as the case may be.

The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions (market risk). Price changes may be temporary or may last for extended periods. Recent instability in the

14	Annual Report	| December 31, 2013

Notes to Financial Statements

AllianzGI Money Market Fund

December 31, 2013

2. Principal Risks (continued)

financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Master Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Master Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Master Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Master Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Master Portfolio.

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Delivery of securities sold is only made once the Master Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

3. Investment Manager/Administrator/Sub-Administrator/Distributor/Fees

Investment Advisory Fee – The Investment Manager serves as the investment manager to the Fund pursuant to an Investment Management Agreement. The Investment Manager receives no compensation for its services to the Fund while the Fund is invested in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Investment Manager would receive an investment management fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

Administration Fee – The Investment Manager provides administrative services to the Fund and in return receives an administration fee, payable monthly (net of any fee waivers and reimbursements), at an annual rate of 0.05% of the Fund’s average daily net assets.

Sub-Administration Fees – Shareholders of the Fund pay a sub-administrative fee to SSgA Funds Management, Inc. (the “Sub-Administrator”), payable monthly, at an annual rate of 0.03% of the Fund’s average daily net assets. Pursuant to a Sub-Administration Agreement, the Sub-Administrator provides the following services to the Fund: (i) subject to review and comment by the Fund’s legal counsel, prepares background materials for Board meetings, makes presentations where appropriate, and addresses follow-up matters raised at Board meetings; (ii) provides support and assistance with investor and public relations matters; and (iii) reviews and provides support and assistance on shareholder communications.

Servicing Fees – Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Fund’s shares. The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor

December 31, 2013	| Annual Report	15

Notes to Financial Statements

AllianzGI Money Market Fund

December 31, 2013

3. Investment Manager/Administrator/Sub-Administrator/Distributor/Fees (continued)

renders and the expenses it bears in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Pursuant to a Shareholder Servicing Plan for Class A and Class C shares, the Fund pays the Distributor an annual fee, payable monthly, at an annual rate of 0.10% of the average daily net assets. The Fund does not pay the Distributor servicing fees for Institutional II Class shares.

The Distributor also receives the proceeds of contingent deferred sales charges (“CDSC”) paid by the shareholders upon certain redemptions of Class A and Class C shares. For the year ended December 31, 2013, the Distributor received CDSC fees of $333.

4. Trustee Deferred Compensation Plan

The Trust has adopted a deferred compensation plan (the “Plan”) for the Trustees, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the Plan. Under the Plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in one or more series of the Trust or series of Allianz Funds Multi-Strategy Trust selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the fund(s) selected by the Trustees.

5. Expense Limitation

The Investment Manager has contractually agreed until April 30, 2014 to irrevocably waive the Fund’s allocable share of the ordinary operating expenses of the Master Portfolio,

Fund fees and expenses and to reimburse the Fund, to the extent that Total Annual Fund Operating Expenses including offering expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed 0.26%, 0.26% and 0.16% of the average daily net assets of Class A, Class C and Institutional II Class shares, respectively. Under the Expense Limitation Agreement, the Investment Manager may recoup waived or reimbursed amounts for a period of up to three years, provided total expenses, including such recoupment, do not exceed any annual expense limit. During the year ended December 31, 2013, the Investment Manager was unable to recoup any previously waived or reimbursed amounts. The amounts available for recoupment by the Investment Manager for the period ended December 31, 2012 and the fiscal year ended December 31, 2013 are $338,982 and $263,018, respectively.

To maintain certain net yields for the Fund, the Investment Manager or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. For the year ended December 31, 2013, the Investment Manager voluntarily reimbursed a portion of the fees and expenses of Class A and Class C shares at an annual rate of 0.05% of the average daily net assets of each share class.

6. Income Tax Information

For the year ended December 31, 2013, the tax character of the dividends paid of $33,095 was comprised entirely of ordinary income.

For the period February 17, 2012 (commencement of operations) through December 31, 2012, the tax character of the dividends paid of $70,951 was comprised entirely of ordinary income.

At December 31, 2013, the tax character of distributable earnings of $262 was comprised entirely of ordinary income.

16	Annual Report	| December 31, 2013

Notes to Financial Statements

AllianzGI Money Market Fund

December 31, 2013

6. Income Tax Information (continued)

At December 31, 2013, the cost basis of the investment in the Master Portfolio was substantially the same for both federal income tax and financial reporting purposes.

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with $0.0001 par value. Changes in shares of beneficial interest were as follows:

	Year ended December 31, 2013		Period from February 17, 2012† through December 31, 2012
	Shares	Amount	Shares	Amount

Shares sold:
Class A	5,666,753	$5,666,753	7,969,236	$7,969,236
Class C	5,387,375	5,387,375	5,799,063	5,799,063
Institutional II Class	—	—	50,000,000	50,000,000

Issued in reinvestment of dividends and distributions:
Class A	164	164	843	843
Class C	111	111	594	594
Institutional II Class	7	7	14	14

Cost of shares redeemed:
Class A	(6,669,469)	(6,669,469)	(2,486,587)	(2,486,587)
Class C	(5,897,551)	(5,897,551)	(1,919,974)	(1,919,974)
Net increase (decrease) resulting from Fund share transactions	(1,512,610)	$(1,512,610)	59,363,189	$59,363,189

†	Commencement of operations.

8. Investments by Affiliates

At December 31, 2013, AllianzGI NFJ Dividend Value Fund and AllianzGI NFJ Small-Cap Value Fund, separate investment funds of the Trust, each owned approximately 43% of the Fund.

9. Fund Events

Effective January 28, 2013, the name of the Fund changed from Allianz Global Investors Money Market Fund.

10. Subsequent Events

In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no subsequent events identified that require recognition or disclosure.

December 31, 2013	| Annual Report	17

Report of Independent Registered Public Accounting Firm

AllianzGI Money Market Fund

To the Shareholders and Board of Trustees of AllianzGI Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianzGI Money Market Fund (the “Fund”) at December 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period February 17, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

February 27, 2014

18	Annual Report	| December 31, 2013

Shareholder Meeting Results/Changes to Board of Trustees

AllianzGI Money Market Fund (unaudited)

Shareholder Meeting Results:

The Fund held a special meeting of shareholders on January 29, 2014. Shareholders voted on the following proposals:

1.A:	Proposal to approve an amendment to the Fund’s fundamental investment restriction with respect to concentrating investments in an industry.
1.B:	Proposal to approve an amendment to the Fund’s fundamental investment restriction with respect to borrowing money and issuing senior securities.
1.C:	Proposal to approve an amendment to the Fund’s fundamental investment restriction with respect to making loans.
1.D:	Proposal to approve an amendment to the Fund’s fundamental investment restriction with respect to investment in commodities and commodity contracts.
1.E:	Proposal to approve an amendment to the Fund’s fundamental investment restriction with respect to investment in real estate.
1.F:	Proposal to approve an amendment to the Fund’s fundamental investment restriction with respect to participation in the underwriting of securities.
1.G:	Proposal to approve the elimination of the Fund’s fundamental investment restriction with respect to pledging, mortgaging or hypothecating fund assets.
1.H:	Proposal to approve the elimination of the Fund’s fundamental investment restriction with respect to diversification of investments.
1.I:	Proposal to approve the elimination of the Fund’s fundamental investment restriction with respect to investing in illiquid securities.

The Fund’s shareholders voted as indicated below:

	For	Against	Abstain
Proposal 1.A	50,961,875	32,859	41,997

Proposal 1.B	50,943,463	51,271	41,997

Proposal 1.C	50,923,963	70,771	41,997

Proposal 1.D	50,942,375	52,359	41,997

Proposal 1.E	50,961,875	32,859	41,997

Proposal 1.F	50,943,918	43,626	49,187

Proposal 1.G	50,953,595	33,949	49,187

Proposal 1.H	50,950,020	44,714	41,997

Proposal 1.I	50,951,108	43,626	41,997

Changes to Board of Trustees:

Effective December 31, 2013, Gerald M. Thorne retired as a Trustee of the Trust. Effective February 28, 2014, Udo Frank retired as a Trustee of the Trust.

December 31, 2013	| Annual Report	19

Matters Relating to the Trustees’ Consideration of the Investment Advisory Agreement (unaudited)

AllianzGI Money Market Fund

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund, and Allianz Global Investors Fund Management LLC (the “Adviser”).

At an in-person meeting held in October 2013, the Board and the Independent Trustees unanimously approved the continuation of the Agreement for an additional one-year period ending December 31, 2014.

The material factors and conclusions that formed the basis of this approval for the Fund are discussed below.

Review Process

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreement. The Board and/or the Independent Trustees (in most cases through the Board’s Contract Committee) met in person and telephonically a number of times in the months prior to the approval meetings noted above, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreement and the proposed continuation of the Fund’s administration and distribution arrangements (together, the “contract review meetings”). In addition, the Trustees consider matters bearing on the Fund and its investment advisory, administration and distribution arrangements, at their regular meetings throughout the year, including reviews of the Fund’s investment results and performance data by the Board’s Performance Committee at each regular meeting.

During the course of the contract review meetings, the Trustees met with and discussed the proposed approval with representatives of the Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant who reviewed and provided analysis regarding investment performance, fees and expenses, profitability and other information provided by, or at the direction of, the Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Trustees’ conclusions may be based, in part, on their consideration of the Fund’s investment management and related fee arrangements during the course of the year and in prior years.

Nature, Extent and Quality of Services; Fund Performance

In considering the Agreement, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Fund by the Adviser. They considered the terms

20	Annual Report	| December 31, 2013

Matters Relating to the Trustees’ Consideration of the Investment Advisory Agreement (unaudited) (continued)

AllianzGI Money Market Fund

of the Agreement. The Trustees also received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services; (b) the investment program used by the Adviser to manage the Fund; (c) possible conflicts of interest and fall-out benefits; (d) brokerage and execution practices; (e) pending litigation and governmental inquiries; (f) the compliance functions of the Adviser; (g) proxy voting matters; (h) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management; and other information relating to the financial resources of the Adviser; and (i) information relating to compensation of personnel who would be involved with the Fund.

The Trustees noted that the Audit Oversight and Compliance Committee regularly reviews compliance, administration and related matters, and meets with representatives of the Adviser on a regular basis to discuss these matters and related issues. Throughout the review process the Trustees received reports from the Audit Oversight and Compliance Committee as to these matters.

The Trustees noted that, pursuant to the Agreement, the Adviser has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Board of Trustees. They took into account that the Adviser has implemented the Fund’s investment program by investing substantially all of the Fund’s investable assets in a master portfolio managed by SSgA Funds Management, Inc. (“SSgA”). They also noted that the Adviser oversees the Fund generally and monitors the Fund’s compliance with investment restrictions and applicable money market fund rules, and reports to the Trustees. The Trustees considered information concerning the process used by the Adviser in managing and overseeing the Fund and the in-house research and other capabilities of the Adviser and its affiliates. They also considered various investment resources available to the Adviser. They also took into account the Adviser’s compliance program and the resources being devoted to compliance, including the money market oversight committee. The Trustees took into account the Adviser’s representations to the Trustees about the continued availability of resources to support the Fund given current market conditions and the importance of having an adviser with access to significant financial resources.

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper Inc. (“Lipper”) regarding the total return investment performance of the Fund, including comparisons of the Fund’s investment results with those of mutual funds in a peer group selected for that Fund by Lipper and comprised of funds of similar investment style, share class characteristics, and assets. Comparisons were made based on Class A shares and Institutional II Class shares over the one-year period ended June 30, 2013, and reviewed together with an analysis of the comparative performance information prepared by an independent consultant. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for the Fund, which included performance versus a broad-based market index and performance averages of similar mutual funds. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees or their independent consultant.

December 31, 2013	| Annual Report	21

Matters Relating to the Trustees’ Consideration of the Investment Advisory Agreement (unaudited) (continued)

AllianzGI Money Market Fund

Performance for Class A and Institutional II Class shares of the Fund was above median (in the first quintile) for the one-year period. The Fund has less than three years of operating history.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the management and oversight services of the Adviser are of a nature, extent and quality sufficient for the renewal of the Agreement and the Adviser’s performance record and process in managing the Fund were sufficient to support continuation of the Agreement.

Fees and Other Expenses

The Trustees considered the advisory fees paid by the Fund to the Adviser under the Agreement. In doing so, the Trustees reviewed a report from an independent consultant, which analyzed comparisons of the Fund’s fees and expenses to the fees and expenses of funds in its Lipper peer group. The Trustees also considered the administrative fee rate paid by the Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Fund’s advisory fees, including versus its peer group as provided by Lipper; (ii) the circumstances under which the Fund would pay a fee to the Adviser (i.e., the Fund does not pay an advisory fee to the Adviser so long as substantially all (as defined in the Agreement) of the Fund’s investable assets are invested in an underlying master fund); (iii) the Fund’s ratable share of advisory and other fees and expenses borne as a result of the Fund’s investment in the master fund managed by SSgA; (iv) the Fund’s total expenses, including as compared to those funds in its peer group as provided by Lipper; and (v) current Fund asset levels as compared to prior years. The Trustees also considered the expense limitation agreement that would be in place for the Fund through April 30, 2014.

The Trustees noted that the Adviser currently does not manage any other funds or separate accounts using the investment strategy for the Fund.

The Trustees considered and evaluated the administration fee paid by the Fund under a separate administration agreement, including in light of the total expenses of the Fund and the total expenses of competitor funds as reflected in the Lipper materials.

The Trustees also considered, among other information, the Adviser’s business model of providing advisory and administrative services as part of a comprehensive program wherein the services cannot readily be separated and the Adviser’s indication that it would not be willing to outsource its provision of administrative services while continuing to provide advisory services. They also took into account disclosure in the Fund’s prospectus regarding administrative fees.

The Trustees reviewed information provided by Lipper and an independent consultant comparing the Fund’s advisory fee and ratios of total expenses (less Rule 12b-1/distribution fees) to net assets (“total expense ratios”) for two share classes (Class A and Institutional II Class share classes) to those of a group of comparable funds for the period ended June 30, 2013. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and other sources that were not independently verified by the Trustees. For the Fund, advisory fees and total expense ratios were below median for both the retail and institutional expense groups.

The Trustees evaluated the Fund’s advisory fees based on a variety of factors, including comparative fee and expense information, Fund performance, the Adviser’s estimated profitability from its relationship with the Fund (described below) and possible economies of scale (described below). Based on this and other information, the Trustees concluded, within the context of their overall conclusions

22	Annual Report	| December 31, 2013

Matters Relating to the Trustees’ Consideration of the Investment Advisory Agreement (unaudited) (continued)

AllianzGI Money Market Fund

regarding the Agreement, and other considerations discussed above, that the fees and expenses to be charged under the Agreement represent reasonable compensation to the Adviser in light of the services provided and should be continued.

Costs of Services Provided and Profitability

The Trustees reviewed information regarding the cost of services provided by the Adviser and the estimated profitability of the Adviser’s relationship with the Fund, including profitability reports prepared by management detailing the costs of services provided to the Fund by the Adviser, and the estimated profitability to the Adviser of its advisory and administrative relationships with the Fund, each for the Adviser’s fiscal year ended December 31, 2012. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability. They took into account, among other things, information and analyses of an independent consultant regarding the methodology used and the profitability information provided, and the Adviser’s willingness to continue to consider refinements and enhancements to its allocation methodologies used to estimate profitability.

The Trustees recognized that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser with respect to the Fund in context of their assessment of the profitability of other series of the Trust on a fund-by-fund basis. The Trustees reviewed information regarding profitability of other investment advisers with publicly-traded parent companies. The Trustees noted that the Fund was not profitable to the Adviser for the year ended December 31, 2012.

Possible Fall-Out Benefits

The Trustees considered information regarding the direct and indirect benefits to the Adviser from its relationships with the Fund, including non-advisory fee compensation to be paid to the Adviser and its affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Fund’s distributor, an affiliate of the Adviser), as well as reputational and other “fall-out” benefits. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability and other considerations described above, and they concluded that the fall-out benefits are acceptable at the present time.

Possible Economies of Scale

The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund, and not only in respect of a single fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees also noted that so long as the Fund’s assets are invested in an underlying master fund, the Adviser will not collect an advisory fee, but would collect an administrative fee (subject to expense limitation arrangements). The Trustees concluded, in light of all the foregoing and other considerations described above, and under the circumstances, that there is an acceptable sharing of any economies of scale or efficiencies between Fund shareholders and the Adviser at the present time.

December 31, 2013	| Annual Report	23

Matters Relating to the Trustees’ Consideration of the Investment Advisory Agreement (unaudited) (continued)

AllianzGI Money Market Fund

Conclusion

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of the Fund and its shareholders, and should be approved.

24	Annual Report	| December 31, 2013

Privacy Policy (unaudited)

AllianzGI Money Market Fund

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers, such as broker-dealers, to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties

We reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, we may disclose information about a shareholder or shareholder’s accounts to a non-affiliated third party only if we receive a shareholder’s written request or consent.

Sharing Information with Affiliates

We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also

December 31, 2013	| Annual Report	25

Privacy Policy (unaudited) (continued)

AllianzGI Money Market Fund

implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records

We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

26	Annual Report	| December 31, 2013

Trustees (unaudited)

The chart below identifies the Trustees and Officers of the Trust. The “interested” Trustees, as defined in the 1940 Act, are indicated below. Unless otherwise indicated, the correspondence address of all persons below is: 1633 Broadway, New York, New York 10019. The Fund’s Statement of Additional Information contains additional information about the Trustees. The Statement of Additional Information is available without charge, upon request, by calling 1-800-988-8380 (retail classes: A and C) or 1-800-498-5413 (Institutional II Class).

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
John C. Maney† 1959	12/2006 to present	Member of the Management Board and a Managing Director of Allianz Global Investors Fund Management LLC; Managing Director of Allianz Asset Management of America L.P. since January 2005 and a member of the Management Board and Chief Operating Officer of Allianz Asset Management of America L.P. since November 2006.	85	None.
Independent Trustees
Davey S. Scoon 1946 Chairman of the Board of Trustees	1/2006 to present	Adjunct Assistant Professor, Tufts University School of Medicine and Adjunct Professor, University of Wisconsin Madison. Formerly, Chief Administrative and Financial Officer, Tom’s of Maine (personal care products manufacturing); and Chief Administrative and Financial Officer, SunLife Financial—U.S. (financial services).	20	Chairman, Tufts Health Plan; Director, AMAG Pharmaceuticals, Inc.; Director, Orthofix International N.V. and Director, Biodel, Inc. Formerly, Director, CardioKine, Inc. and Director, NitroMed, Inc.
Maryann Bruce 1960	6/2010 to present	President, Turnberry Advisory Group (business consulting); Formerly, President, Aquila Distributors, Inc.; Senior Vice President of each of the equity and bond funds in the Aquila Group of Funds; Executive Managing Director, Evergreen Investments; and President, Evergreen Investments Services, Inc. (securities distribution).	20	Director, MBIA Inc.

December 31, 2013	| Annual Report	27

Trustees (unaudited) (continued)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
F. Ford Drummond 1962	1/2006 to present	Owner/Operator, Drummond Ranch. Formerly, Director, The Cleveland Bank and General Counsel, BMI-Health Plans (benefits administration).	20	Director, Bancfirst Corporation
C. Kim Goodwin 1959	6/2010 to present	Board Director, Advisor and Private Investor. Formerly, Director, Akamai Technologies, Inc.; Head of Equities (Global), Credit Suisse; and Chief Investment Officer-Equities, State Street Research & Management Company (investment management).	20	Director, Popular, Inc.
James S. MacLeod 1947	1/2006 to present	Director, Chairman and Chief Executive Officer, CoastalSouth Bancshares, Inc.; Director and President, CoastalStates Bank; and Senior Managing Director and Chief Executive Officer, Homeowners Mortgage Enterprises Inc. Formerly, Executive Vice President, Mortgage Guaranty Insurance Corporation.	20	Director, Sykes Enterprises, Inc.
Edward E. Sheridan 1954	1/2006 to present	Retired. Formerly, Managing Director, Head of Global Institutional Sales—Debt and Equity, Merrill Lynch & Co., Inc. (financial services).	20	None.
W. Bryant Stooks 1940	1/1997 to present	President, Bryant Investments, Ltd. (financial services). Formerly, President, Ocotillo at Price LLC (real estate investments); President, Senior Vice President, Director and Chief Executive Officer, Archirodon Group Inc. (international construction firm); and Partner, Arthur Andersen & Co. (auditing).	20	None.
James W. Zug 1940	1/2006 to present	Retired. Formerly, Partner, PricewaterhouseCoopers LLP (auditing). Formerly, Director, Brandywine Funds (3 portfolios).	20	Director, Amkor Technology, Inc.; and Director, Teleflex Incorporated.

*

The term “Fund Complex” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds Multi-Strategy Trust, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York

28	Annual Report	| December 31, 2013

Trustees (unaudited) (continued)

Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO High Income Fund, AllianzGI Convertible & Income Fund, AllianzGI Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, AllianzGI NFJ Dividend, Interest & Premium Strategy Fund, PIMCO Global StocksPLUS® & Income Fund, AllianzGI Equity & Convertible Income Fund, PCM Fund Inc., PIMCO Income Opportunity Fund, PIMCO Strategic Global Government Fund, Inc., PIMCO Dynamic Income Fund, PIMCO Dynamic Credit Income Fund, each series of AllianzGI Managed Accounts Trust, each series of Premier Multi-Series VIT, each series of US Allianz Variable Insurance Products Trust and registered investment companies advised by Allianz Global Investors U.S. LLC and NFJ Investment Group LLC.
†	Mr. Maney is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his positions set forth in the table above among others with the Trust’s Investment Adviser and various affiliated entities. The correspondence address for Mr. Maney is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

December 31, 2013	| Annual Report	29

Fund Officers (unaudited)

Name, Year of Birth, Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian S. Shlissel 1964 President	1/2011 to present	Management Board, Managing Director and Head of Mutual Fund Services, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 29 funds in the Fund Complex and of The Korea Fund, Inc. and President of 56 funds in the Fund Complex. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund Complex (2005-2010).
Lawrence G. Altadonna 1966 Treasurer, Principal Financial and Accounting Officer	1/2011 to present	Director, Director of Fund Administration, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 85 funds in the Fund Complex; and of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 funds in the Fund Complex (2005-2010).
Thomas J. Fuccillo 1968 Vice President, Chief Legal Officer and Secretary	12/2006 to present	Managing Director, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC and Allianz Global Investorss Distributors LLC; Managing Director and Chief Regulatory Counsel of Allianz Global Investors of U.S. Holdings LLC; Vice President, Secretary and Chief Legal Officer of 85 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.
Thomas L. Harter, CFA*** 1975 Chief Compliance Officer	3/2013 to present	Director, Allianz Global Investors U.S. Holdings LLC; Chief Compliance Officer of 83 funds in the Fund Complex; and of The Korea Fund, Inc. Formerly, Vice President and Compliance Manager (2005-2012).
Scott Whisten 1971 Assistant Treasurer	3/2007 to present	Director, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 85 funds in the Fund Complex.
Richard J. Cochran 1961 Assistant Treasurer	5/2008 to present	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 85 funds in the Fund Complex; and of The Korea Fund, Inc.
Orhan Dzemaili 1974 Assistant Treasurer	1/2011 to present	Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 85 funds in the Fund Complex.
Richard H. Kirk 1961 Assistant Secretary	12/2004 to present	Director, Allianz Global Investors U.S. Holdings LLC; Director and Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 55 funds in the Fund Complex.
Paul Koo**** 1964 Assistant Secretary	3/2013 to present	Director and Chief Compliance Officer, Allianz Global Investors U.S. LLC; and Assistant Secretary of 55 funds in the Fund Complex. Formerly, Associate Chief Compliance Officer, Dodge & Cox (2010-2011).
Lagan Srivastava 1977 Assistant Secretary	12/2006 to present	Vice President, Allianz Global Investors U.S. Holdings LLC.; Assistant Secretary of 85 funds in the Fund Complex; and of The Korea Fund, Inc.

**	The officers of the Trust are elected annually by the Board of Trustees.
***	The correspondence address for Mr. Harter is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.
****	The correspondence address for Mr. Koo is 555 Mission Street, Suite 1700, San Francisco, CA 94105.

30	Annual Report	| December 31, 2013

AllianzGI Money Market Fund

Trustees

Davey S. Scoon

Chairman of the Board of Trustees

Maryann Bruce

F. Ford Drummond

C. Kim Goodwin

James S. MacLeod

John C. Maney

Edward E. Sheridan

W. Bryant Stooks

James W. Zug

Officers

Brian S. Shlissel

President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Thomas L. Harter

Chief Compliance Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Richard H. Kirk

Assistant Secretary

Paul Koo

Assistant Secretary

Lagan Srivastava

Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Shareholder Servicing and Transfer Agent

Boston Financial Data Services, Inc.

(Class A and Class C shares)

P.O. Box 8050

Boston, MA 02266-8050

(Institutional II Class shares)

330 West 9th Street, 5th Floor

Kansas City, MO 64105

Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For Account Information

Contact your financial adviser, or if you receive account statements directly from Allianz Global Investors, you can also call (800) 988-8380 for Class A and Class C shares or (800) 498-5413 for Institutional II Class shares. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, us.allianzgi.com.

STATE STREET MONEY MARKET PORTFOLIO

ANNUAL REPORT

December 31, 2013

State Street Money Market Portfolio (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *
Based on Actual Portfolio Return	$1,000.00	$1,000.60	$0.30
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of December 31, 2013 was 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*

December 31, 2013
Certificates of Deposit	44.4%
Government Agency Repurchase Agreements	17.5
Financial Company Commercial Paper	15.1
Treasury Repurchase Agreements	12.6
Other Notes	6.0
Asset Backed Commercial Paper	3.2
Other Assets in Excess of Liabilities	1.2

Total	100.0%

Maturity Ladder*

December 31, 2013
Overnight (1 Day)	19.7%
2-30 Days	32.3
31-60 Days	15.6
61-90 Days	10.9
Over 90 Days	20.3

Total	98.8%

Average days to maturity	30
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

34	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 3.2%
Aspen Funding Corp. (a)(b)	0.233%	01/22/2014	01/22/2014	$100,000,000	$99,986,583
Gemini Securitization Corp. LLC (a)(b)	0.220%	01/22/2014	01/22/2014	125,000,000	124,983,958
Gemini Securitization Corp. LLC (a)(b)	0.213%	01/27/2014	01/27/2014	125,000,000	124,981,042
Kells Funding LLC (b)(c)	0.230%	01/15/2014	01/15/2014	50,000,000	49,995,528
Kells Funding LLC (b)(c)	0.225%	01/30/2014	01/30/2014	100,000,000	99,981,875
Kells Funding LLC (b)(c)	0.235%	01/30/2014	01/30/2014	50,000,000	49,990,535
Kells Funding LLC (b)(c)	0.210%	04/01/2014	04/01/2014	50,000,000	49,973,750
Kells Funding LLC (b)(c)	0.210%	04/11/2014	04/11/2014	75,000,000	74,956,250
Kells Funding LLC (b)(c)	0.240%	04/14/2014	04/14/2014	100,000,000	99,931,333
Kells Funding LLC (b)(c)	0.240%	04/16/2014	04/16/2014	50,000,000	49,965,000
Northern Pines Funding LLC (b)(c)	0.311%	03/05/2014	03/05/2014	200,000,000	199,891,500
Ridgefield Funding Co. LLC (b)(c)	0.305%	02/10/2014	02/10/2014	60,000,000	59,980,000

TOTAL ASSET BACKED COMMERCIAL PAPER					1,084,617,354

FINANCIAL COMPANY COMMERCIAL PAPER — 15.1%
BNP Paribas (b)	0.253%	03/10/2014	03/10/2014	197,000,000	196,906,972
Caisse des Depots et Consignations (b)(c)	0.190%	01/14/2014	01/14/2014	500,000,000	499,965,694
Caisse des Depots et Consignations (b)(c)	0.190%	01/29/2014	01/29/2014	125,000,000	124,981,528
Caisse des Depots et Consignations (b)(c)	0.200%	02/14/2014	02/14/2014	125,000,000	124,969,444
Caisse des Depots et Consignations (b)(c)	0.230%	04/22/2014	04/22/2014	240,000,000	239,829,800
Collateralized Commercial Paper Co. LLC (b)(c)	0.311%	01/06/2014	01/06/2014	50,000,000	49,997,847
Collateralized Commercial Paper Co. LLC (b)	0.270%	01/07/2014	01/07/2014	415,000,000	414,981,325
Collateralized Commercial Paper Co. LLC (b)(c)	0.244%	04/17/2014	04/17/2014	100,000,000	99,929,333
Commonwealth Bank of Australia (a)(d)	0.276%	01/13/2014	07/03/2014	270,000,000	270,000,000
DnB Bank ASA (a)(b)	0.203%	03/17/2014	03/17/2014	300,000,000	299,875,000
DnB Bank ASA (a)(b)	0.193%	03/18/2014	03/18/2014	150,000,000	149,939,833
General Electric Capital Corp. (b)	0.203%	03/21/2014	03/21/2014	105,000,000	104,953,917
General Electric Capital Corp. (b)	0.223%	04/14/2014	04/14/2014	105,000,000	104,933,908
HSBC Bank PLC (a)(d)	0.288%	02/05/2014	02/05/2014	63,000,000	62,999,453
HSBC Bank PLC (a)(d)	0.288%	02/07/2014	02/07/2014	42,000,000	41,999,915
Nordea Bank AB (a)(b)	0.203%	03/17/2014	03/17/2014	140,000,000	139,941,667
Nordea Bank AB (a)(b)	0.208%	03/18/2014	03/18/2014	107,000,000	106,953,693
Nordea Bank AB (a)(b)	0.203%	03/19/2014	03/19/2014	365,000,000	364,843,861
Nordea Bank AB (a)(b)	0.203%	03/20/2014	03/20/2014	285,000,000	284,876,500
Nordea Bank AB (a)(b)	0.233%	04/17/2014	04/17/2014	178,000,000	177,879,455
Skandinaviska Enskilda Banken AB (a)(b)	0.250%	01/23/2014	01/23/2014	269,000,000	268,958,903
Sumitomo Mitsui Banking Corp. (a)(b)	0.220%	01/17/2014	01/17/2014	350,000,000	349,965,778
Toyota Motor Credit Corp. (b)	0.170%	01/13/2014	01/13/2014	110,000,000	109,993,767
Westpac Banking Corp. (a)(d)	0.293%	01/06/2014	01/06/2014	250,000,000	249,999,879
Westpac Banking Corp. (a)(d)	0.292%	01/21/2014	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp. (a)(d)	0.288%	01/24/2014	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,144,677,472

See Notes to Financial Statements.	35

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT — 44.4%
Bank of Montreal (b)	0.180%	01/13/2014	01/13/2014	$500,000,000	$500,000,000
Bank of Montreal (b)	0.175%	02/05/2014	02/05/2014	500,000,000	500,000,000
Bank of Montreal (d)	0.245%	01/21/2014	06/16/2014	325,000,000	325,000,000
Bank of Nova Scotia (b)	0.200%	02/04/2014	02/04/2014	495,000,000	495,000,000
Bank of Nova Scotia (b)	0.210%	02/19/2014	02/19/2014	500,000,000	500,000,000
Bank of Nova Scotia (b)	0.200%	04/01/2014	04/01/2014	250,000,000	250,000,000
Bank of Nova Scotia (d)	0.258%	01/07/2014	06/06/2014	335,000,000	335,000,000
Bank of Tokyo — Mitsubishi (b)	0.210%	01/15/2014	01/15/2014	200,000,000	200,000,000
Bank of Tokyo — Mitsubishi (b)	0.200%	01/21/2014	01/21/2014	500,000,000	500,000,000
Bank of Tokyo — Mitsubishi (b)	0.210%	01/22/2014	01/22/2014	200,000,000	200,000,000
Bank of Tokyo — Mitsubishi (b)	0.210%	02/21/2014	02/21/2014	195,000,000	195,000,000
Bank of Tokyo — Mitsubishi (b)	0.210%	02/28/2014	02/28/2014	600,000,000	600,000,000
Barclays Bank (d)	0.447%	01/30/2014	05/30/2014	200,000,000	200,000,000
Barclays Bank (d)	0.381%	01/09/2014	09/09/2014	500,000,000	500,000,000
BNP Paribas (b)	0.280%	02/19/2014	02/19/2014	125,000,000	125,000,000
BNP Paribas (b)	0.280%	04/08/2014	04/08/2014	197,000,000	197,000,000
Canadian Imperial Bank of Commerce (d)	0.288%	01/06/2014	06/04/2014	195,000,000	195,000,000
Credit Suisse (b)	0.230%	02/19/2014	02/19/2014	222,000,000	222,000,000
Credit Suisse (b)	0.230%	02/26/2014	02/26/2014	287,000,000	287,000,000
Credit Suisse (b)	0.250%	03/28/2014	03/28/2014	287,000,000	287,000,000
Credit Suisse (d)	0.277%	01/13/2014	06/13/2014	235,000,000	235,000,000
Deutsche Bank AG (b)	0.230%	02/28/2014	02/28/2014	125,000,000	125,000,000
Deutsche Bank AG (b)	0.230%	02/28/2014	02/28/2014	200,000,000	200,000,000
Deutsche Bank AG (b)	0.230%	02/28/2014	02/28/2014	234,000,000	234,000,000
Deutsche Bank AG (b)	0.250%	02/28/2014	02/28/2014	350,000,000	350,000,000
Deutsche Bank AG (b)	0.270%	03/31/2014	03/31/2014	200,000,000	200,000,000
ING Bank NV (b)	0.260%	01/23/2014	01/23/2014	400,000,000	400,000,000
ING Bank NV (b)	0.240%	02/14/2014	02/14/2014	400,000,000	400,000,000
ING Bank NV (b)	0.240%	04/01/2014	04/01/2014	350,000,000	350,000,000
Nordea Bank AB (d)	0.244%	01/17/2014	01/17/2014	200,000,000	200,000,000
Nordea Bank AB (b)	0.200%	03/18/2014	03/18/2014	250,000,000	249,997,363
Nordea Bank AB (b)	0.215%	03/25/2014	03/25/2014	175,000,000	174,997,985
Rabobank Nederland NV (d)	0.323%	01/06/2014	01/06/2014	300,000,000	299,999,874
Rabobank Nederland NV (d)	0.302%	03/06/2014	03/06/2014	380,000,000	380,000,000
Rabobank Nederland NV (d)	0.249%	03/03/2014	06/02/2014	500,000,000	500,000,000
Rabobank Nederland NV (d)	0.254%	01/07/2014	07/07/2014	400,000,000	400,000,000
Royal Bank of Canada (d)	0.288%	01/09/2014	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada (d)	0.287%	01/16/2014	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB (b)	0.250%	01/31/2014	01/31/2014	201,000,000	201,000,000
Sumitomo Mitsui Banking Corp. (b)	0.220%	01/10/2014	01/10/2014	800,000,000	800,000,000
Sumitomo Mitsui Banking Corp. (b)	0.220%	01/21/2014	01/21/2014	400,000,000	400,000,000
Svenska Handelsbanken AB (b)	0.200%	02/18/2014	02/18/2014	500,000,000	500,003,331
Svenska Handelsbanken AB (b)	0.175%	03/05/2014	03/05/2014	32,000,000	32,000,269
Svenska Handelsbanken AB (b)	0.180%	04/02/2014	04/02/2014	135,000,000	135,000,000
Svenska Handelsbanken AB (b)	0.190%	04/04/2014	04/04/2014	96,000,000	96,001,191
Swedbank AB (d)	0.269%	01/06/2014	08/06/2014	278,000,000	278,000,000

36	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT — (continued)
UBS AG (b)	0.230%	02/27/2014	02/27/2014	$100,000,000	$100,000,000
UBS AG (b)	0.245%	03/31/2014	03/31/2014	200,000,000	200,000,000
UBS AG (b)	0.260%	05/05/2014	05/05/2014	300,000,000	300,000,000
Wells Fargo Bank NA (b)	0.160%	03/04/2014	03/04/2014	100,000,000	100,000,000
Wells Fargo Bank NA (b)	0.210%	03/26/2014	03/26/2014	225,000,000	225,000,000
Westpac Banking Corp. (d)	0.294%	01/17/2014	01/17/2014	155,000,000	154,999,660

TOTAL CERTIFICATES OF DEPOSIT					15,124,399,673

OTHER NOTES — 6.0%
Bank of America NA (b)	0.240%	01/07/2014	01/07/2014	300,000,000	300,000,000
Bank of America NA (b)	0.240%	01/15/2014	01/15/2014	600,000,000	600,000,000
JPMorgan Chase Bank NA (d)	0.322%	03/07/2014	01/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA (d)	0.321%	01/22/2014	01/22/2015	175,000,000	175,000,000
Royal Bank of Canada (c)(d)	0.293%	01/07/2014	01/07/2015	155,000,000	155,000,000
Svenska Handelsbanken AB (c)(d)	0.275%	01/27/2014	06/27/2014	180,000,000	180,000,000
Wells Fargo Bank NA (d)	0.291%	03/10/2014	01/10/2015	155,000,000	155,000,000
Wells Fargo Bank NA (d)	0.307%	01/21/2014	01/20/2015	227,000,000	227,000,000

TOTAL OTHER NOTES					2,052,000,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 17.5%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by Federal Farm Credit Banks, 4.250% -5.660% due 08/25/2016 - 04/17/2036, Federal Home Loan Banks, 0.125% -5.625% due 04/17/2014 - 03/14/2036, Federal Home Loan Mortgage Corporations, 0.310% - 8.250% due 07/15/2014 - 06/14/2028, Federal National Mortgage Associations, 0.375% - 3.000% due 10/26/2015 -07/26/2032, and Financing Corporation Strips, 9.400% - 9.650% due 02/08/2018 - 11/02/2018, valued at $255,000,001); expected proceeds $250,001,458	0.030%	01/02/2014	01/02/2014	250,000,000	$250,000,000

See Notes to Financial Statements.	37

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Farm Credit Bank, 0.188% due 10/03/2016, Federal Home Loan Banks, 1.375% - 4.750% due 05/28/2014 - 12/16/2016, and Federal Home Loan Mortgage Corporations, 0.500% - 5.625% due 07/28/2014 - 11/23/2035, valued at $255,001,790); expected proceeds $250,000,139	0.010%	01/02/2014	01/02/2014	$250,000,000	$250,000,000

Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Government National Mortgage Associations, 1.625% - 5.500% due 06/20/2023 - 10/20/2043, valued at $246,840,000); expected proceeds $242,000,269	0.020%	01/02/2014	01/02/2014	242,000,000	242,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by Federal Farm Credit Banks, 0.250% - 4.875% due 10/02/2014 - 12/20/2023, Federal Home Loan Banks, 0.000% - 5.500% due 01/31/2014 - 07/15/2036, Federal Home Loan Mortgage Corporations, 0.500% -6.250% due 04/23/2014 - 07/15/2032, Federal National Mortgage Associations, 0.500% - 2.375% due 05/27/2015 -01/30/2017, and U.S. Treasury Strips, 0.000% - 4.500% due 01/23/2014 -01/31/2020, valued at $255,000,008); expected proceeds $250,001,944	0.040%	01/03/2014	01/03/2014	250,000,000	250,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 05/01/2018 - 01/01/2044, Federal National Mortgage Associations, 2.500% - 7.500% due 07/01/2017 - 12/01/2043, and Government National Mortgage Associations, 2.500% - 11.000% due 10/15/2015 - 12/15/2054, valued at $510,000,001); expected proceeds $500,003,889	0.040%	01/03/2014	01/03/2014	500,000,000	500,000,000

38	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Home Loan Bank, 0.375% due 06/24/2016, and Federal Home Loan Mortgage Corporations, 0.750% - 5.000% due 07/15/2014 - 06/27/2018, valued at $255,004,541); expected proceeds $250,001,458	0.030%	01/07/2014	01/07/2014	$250,000,000	$250,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by Government National Mortgage Associations, 3.500% -4.000% due 03/20/2042 - 04/20/2043, valued at $357,000,001); expected proceeds $350,003,403	0.050%	01/02/2014	01/02/2014	350,000,000	350,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% -12.000% due 01/01/2014 - 11/01/2043, Federal National Mortgage Associations, 2.000% - 12.500% due 02/01/2014 -11/01/2048, and Government National Mortgage Associations, 3.500% - 4.000% due 10/20/2043, valued at $668,100,000); expected proceeds $655,006,368	0.050%	01/06/2014	01/06/2014	655,000,000	655,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Government National Mortgage Associations, 1.722% -6.000% due 10/15/2026 - 12/20/2063, valued at $229,500,001); expected proceeds $225,001,750	0.040%	01/07/2014	01/07/2014	225,000,000	225,000,000

Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 7.000% due 08/01/2026 - 04/01/2043, and a Federal National Mortgage Association, 4.000% due 05/01/2042, valued at $255,000,593); expected proceeds $250,000,278	0.020%	01/02/2014	01/02/2014	250,000,000	250,000,000

See Notes to Financial Statements.	39

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Federal Home Loan Banks, 5.375% due 05/15/2019 - 08/15/2024, Federal Home Loan Mortgage Corporations, 0.350% -5.000% due 12/05/2014 - 10/02/2019, and Federal National Mortgage Associations, 0.375% - 5.375% due 03/16/2015 - 06/12/2017, valued at $69,362,600); expected proceeds $68,000,076	0.020%	01/02/2014	01/02/2014	$68,000,000	$68,000,000

Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Federal National Mortgage Associations, 2.000% -14.000% due 01/01/2014 - 12/01/2049, valued at $2,177,097,180); expected proceeds $2,134,413,743	0.040%	01/02/2014	01/02/2014	2,134,409,000	2,134,409,000

Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 5.500% due 12/01/2025 - 11/01/2043, Federal National Mortgage Associations, 2.500% - 5.000% due 11/01/2025 -01/01/2044, and a Government National Mortgage Association, 2.500% due 03/20/2042, valued at $235,620,000); expected proceeds $231,001,348	0.030%	01/06/2014	01/06/2014	231,000,000	231,000,000

Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 01/01/2044, and Federal National Mortgage Associations, 3.000% - 4.000% due 10/01/2026 - 01/01/2044, valued at $300,900,001); expected proceeds $295,001,147	0.020%	01/07/2014	01/07/2014	295,000,000	295,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,950,409,000

40	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS — 12.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 08/31/2019, valued at $51,000,038); expected proceeds $50,000,194	0.020%	01/07/2014	01/07/2014	$50,000,000	$50,000,000

Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by U.S. Treasury Strips, 1.000% - 1.750% due 10/31/2016 - 05/15/2023, valued at $153,065,832); expected proceeds $150,000,875	0.030%	01/03/2014	01/03/2014	150,000,000	150,000,000

Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 4.375% due 05/15/2041, valued at $3,000,005,088); expected proceeds $300,005,000	0.030%	01/02/2014	01/02/2014	3,000,000,000	3,000,000,000

Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2014 - 11/15/2023, valued at $943,500,732); expected proceeds $925,003,597	0.020%	01/07/2014	01/07/2014	925,000,000	925,000,000

Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.250% - 0.750% due 02/28/2015 - 03/31/2018, valued at $153,000,094); expected proceeds $150,000,417	0.050%	01/02/2014	01/02/2014	150,000,000	150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,275,000,000

TOTAL INVESTMENTS (e) — 98.8%					33,631,103,499
Other Assets in Excess of Liabilities — 1.2%					422,200,303

NET ASSETS — 100.0%					$34,053,303,802

(a)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,423,185,520 or 10.05% of net assets as of December 31, 2013.

See Notes to Financial Statements.	41

State Street Money Market Portfolio Portfolio of Investments

December 31, 2013 (continued)

(b)	Rate represents annualized yield at date of purchase.
(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,209,339,417 or 6.49% of net assets as of December 31, 2013.
(d)	Variable Rate Security — Interest rate shown is rate in effect as of December 31, 2013.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

42	See Notes to Financial Statements.

State Street Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2013

Assets
Investments at market value and amortized cost (Note 2)	$23,405,694,499
Repurchase Agreements, at market value and cost (Note 2)	10,225,409,000
Total Investments	33,631,103,499
Cash	416,185,456
Interest receivable	7,913,042
Prepaid expenses and other assets	43,634
Total assets	34,055,245,631
Liabilities
Management fee payable (Note 3)	1,477,131
Administration and custody fees payable (Note 3)	408,944
Professional fees payable	39,169
Accrued expenses and other liabilities	16,585
Total liabilities	1,941,829
Net Assets	$34,053,303,802

See Notes to Financial Statements.	43

State Street Money Market Portfolio

Statement of Operations

Year Ended December 31, 2013

Investment Income
Interest	$71,672,856

Expenses
Management fees (Note 3)	16,660,533
Administration and custody fees (Note 3)	4,275,412
Trustees’ fees (Note 4)	194,283
Professional fees	45,021
Printing fees	8,936
Other expenses	133,641
Total expenses	21,317,826

Net Investment Income	$50,355,030

Realized Gain (Loss)
Net realized gain on investments	$179,110

Net Increase in Net Assets Resulting from Operations	$50,534,140

44	See Notes to Financial Statements.

State Street Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$50,355,030	$69,377,652
Net realized gain on investments	179,110	284,621
Net increase in net assets from operations	50,534,140	69,662,273
Capital Transactions:
Contributions	65,248,452,641	57,809,882,476
Withdrawals	(58,754,444,878)	(53,150,969,195)
Net increase (decrease) in net assets from capital transactions	6,494,007,763	4,658,913,281
Net Increase in Net Assets	6,544,541,903	4,728,575,554
Net Assets
Beginning of year	27,508,761,899	22,780,186,345
End of year	$34,053,303,802	$27,508,761,899

See Notes to Financial Statements.	45

State Street Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets					Net Assets End of Year (000s Omitted)
Year Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses		Net Investment Income
2013	0.15%	0.06%	0.06%		0.15%		$34,053,304
2012	0.26%	0.06%	0.06%		0.25%		$27,508,762
2011	0.20%	0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

46	See Notes to Financial Statements.

State Street Money Market Portfolio

Notes to Financial Statements

December 31, 2013

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2013, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in U.S. dollar denominated money market securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

December 31, 2013

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Investments in Securities
Valuation Inputs
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	33,631,103,499
Level 3—Significant Unobservable Inputs	—
Total Investments	$33,631,103,499

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2013, there were no transfers between levels.

Securities Transactions, Investment Income and Expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio daily based on each partner’s daily ownership percentage.

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2013, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into a repurchase agreement under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense Allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to the Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual Percentage of Average Aggregate Daily Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

December 31, 2013

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Money Market Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio, one of the portfolios constituting State Street Master Funds, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2014

State Street Money Market Portfolio

General Information

December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling

1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Trust solicited a vote by the shareholders for the following items:

Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013. The meeting was subsequently adjourned and the final results will be reported in the next semi-annual report to shareholders.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 12, 2013 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreements for the Portfolios (the “Advisory Agreements”). In preparation for considering renewal of the Advisory Agreements at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 10, 2013 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreements, (ii) the investment performance of the Portfolios and the Adviser, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory

Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, each of which is a money market fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.17 trillion in assets under management at August 31, 2013, including over $304 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees noted the significant experience, resources and strength of the Adviser in the management of a variety of money-market products. As discussed more fully below, they also determined that the advisory fees paid by the Portfolios were fair and reasonable and that the Portfolios’ performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees determined, in view of the investment objectives of the Portfolios and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolios supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the reported recent performance of the Portfolios relative to their peers was not a wholly dependable measure of the Adviser’s success in managing the Portfolios’ investments, due to the fact that the Portfolios’ and most of their peers’ returns had been significantly affected by advisers’ waiving fees and reimbursing expenses, often in order to maintain returns at or above zero; nevertheless, the Trustees determined that, in light of recent conditions in the money market industry, the reported performance of the Portfolios supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Funds and, by implication, the Portfolios.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolios individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended December 31, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust.

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolios’ contractual advisory fees were all lower than the average and actual advisory fees were generally lower than the average for their Lipper peer groups and total expense ratios were generally lower than the average for their Lipper peer groups;

State Street Money Market Portfolio

General Information  (Cont.)

December 31, 2013 (Unaudited)

after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. The Trustees also considered that, to help limit expenses of certain Portfolios and corresponding series of State Street Institutional Investment Trust, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that, as a general matter, fees paid to the Adviser by other, similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolios, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolios, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of institutional clients were of limited utility for purposes of comparison with those of the Portfolios, but that to the extent that meaningful comparison was practicable, the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

Trustees and Officers Information

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).

Trustees and Officers Information  (Cont.)

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959-1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984-2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995-2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995-2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-Present).
Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988-2000).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993-2009); Director, IEmily.com, Inc. (2000-2010); and Trustee, National Osteoporosis Foundation (2005-2008).

Trustees and Officers Information  (Cont.)

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.
Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee; Audit Committee Chair	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; and Treasurer, Nantucket Educational Trust, (2002-2007).
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001-2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012-present); President, SSgA Funds Management, Inc. (2005-2012); Senior Managing Director, State Street Global Advisors (2006-present); and Principal, State Street Global Advisors (2006-present).	217	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Officers:

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012) and Senior Managing Director, State Street Global Advisors (1992-present).*
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors (2005-2008-present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002-present).*

Trustees and Officers Information  (Cont.)

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001-present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007-present).
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (June 2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009-present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006-2009).
Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

State Street Money Market Portfolio

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

us.allianzgi.com

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©2014 Allianz Global Investors Distributors U.S. LLC	AZ752AR_123113

AGI-2014-01-09-8684

ITEM 2.	CODE OF ETHICS

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Chief Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-988-8380. The code of ethics are included as an Exhibit 99.CODE ETH hereto.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees has determined that Davey S. Scoon, W. Bryant Stooks and James W. Zug who serve on the Board’s Audit Oversight Committee, qualify as “audit committee financial experts” and are “independent” for purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,500 in 2012 and $17,500 in 2013.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountants that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $0 in 2012 and $0 in 2013.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) were $4,500 in 2012 and $4,500 in 2013. These services include review or preparation of U.S. federal, state, local, certain foreign tax returns, excise tax returns.

d)	All Other Fees. The aggregate fees billed in the Reporting Periods for professional services, if any, billed for other products and services rendered by the principal account to the Trust were $0 in 2012 and $0 in 2013.

e)	1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

ALLIANZ FUNDS (The “Fund”)

AUDIT OVERSIGHT COMMITTEE POLICY

FOR

PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT

ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the oversight of the fund’s financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to be provided,

the fees to be charged in connection with the services expected to be provided a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Committee of the Fund will review and pre-approve the scope of the audits of the Fund and proposed audit fees, and permitted non-audit (including audit under related) services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy.

In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the fund with also require the separate written pre-approval of the President of the fund, who will confirm, independently that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports

Other Attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $500,000 any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, Sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support services

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $500,000 any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Fund

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $500,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e)	2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)	Not applicable.

g)	Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2012 Reporting Period was $4,530,879 and 2013 Reporting Period was $5,666,522.

h)	Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.	INVESTMENTS

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Exhibit 99.CODE ETH — Code of Ethics

(a)(2)	Exhibit 99.302CERT — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3)	Not applicable

(b)	Exhibit 99.906CERT — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALLIANZ FUNDS

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President

Date: March 10, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President

Date: March 10, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 10, 2014